FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 455	SFr 410
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	26
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	41	(10)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(21)	13
Foreign currency translation impact, liabilities	(9)	(6)
Balance at end of period, liabilities	466	433
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	46	70
Transfers in, liabilities	0	3
Transfers out, liabilities	(15)	(1)
Purchases, liabilities	58	31
Sales, liabilities	(80)	(87)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	0	(2)
Balance at end of period, liabilities	9	14
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,226	3,737
Transfers in, liabilities	226	217
Transfers out, liabilities	(288)	(732)
Purchases, liabilities	69	81
Sales, liabilities	(35)	(80)
Issuances, liabilities	926	569
Settlements, liabilities	(787)	(994)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	79
Gain (loss) on all other activity included in trading revenues, liabilities	(322)	23
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(2)	5
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	31	(225)
Balance at end of period, liabilities	3,043	2,680
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	317	538
Transfers in, liabilities	13	6
Transfers out, liabilities	(5)	(30)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	120	13
Settlements, liabilities	(87)	(229)
Gain (loss) on transfers in/out included in trading revenues, liabilities	5	3
Gain (loss) on all other activity included in trading revenues, liabilities	(135)	(6)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	2	(25)
Balance at end of period, liabilities	230	270
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	100	150
Transfers in, liabilities	19	10
Transfers out, liabilities	(1)	(1)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	44	5
Settlements, liabilities	(4)	(4)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(1)	(57)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	2	(8)
Balance at end of period, liabilities	159	95
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,301	1,181
Transfers in, liabilities	84	12
Transfers out, liabilities	(170)	(81)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	328	321
Settlements, liabilities	(339)	(410)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	(76)	117
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	8	(76)
Balance at end of period, liabilities	1,129	1,061
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	898	851
Transfers in, liabilities	72	143
Transfers out, liabilities	(106)	(226)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	309	103
Settlements, liabilities	(222)	(175)
Gain (loss) on transfers in/out included in trading revenues, liabilities	4	17
Gain (loss) on all other activity included in trading revenues, liabilities	(70)	(41)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	15	(50)
Balance at end of period, liabilities	900	622
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	845	516
Transfers in, liabilities	133	89
Transfers out, liabilities	(55)	(22)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,474	332
Settlements, liabilities	(739)	(277)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	(2)
Gain (loss) on all other activity included in trading revenues, liabilities	(55)	9
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(5)	8
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	36	0
Foreign currency translation impact, liabilities	32	(33)
Balance at end of period, liabilities	1,665	620
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,501	13,415
Transfers in, liabilities	2,035	744
Transfers out, liabilities	(1,794)	(1,623)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,538	2,289
Settlements, liabilities	(2,014)	(1,785)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3	45
Gain (loss) on all other activity included in trading revenues, liabilities	(382)	718
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	12
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(128)	124
Foreign currency translation impact, liabilities	206	(943)
Balance at end of period, liabilities	12,963	12,996
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,259	12,434
Transfers in, liabilities	1,721	603
Transfers out, liabilities	(1,728)	(1,533)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,927	1,936
Settlements, liabilities	(1,721)	(1,496)
Gain (loss) on transfers in/out included in trading revenues, liabilities	4	45
Gain (loss) on all other activity included in trading revenues, liabilities	(370)	726
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	12
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(129)	124
Foreign currency translation impact, liabilities	194	(879)
Balance at end of period, liabilities	12,155	11,972
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,478	1,684
Transfers in, liabilities	19	72
Transfers out, liabilities	(29)	(31)
Purchases, liabilities	7	117
Sales, liabilities	(115)	(170)
Issuances, liabilities	0	7
Settlements, liabilities	(356)	(364)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(6)	(18)
Gain (loss) on all other activity included in trading revenues, liabilities	(23)	(25)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	111	174
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	10	(91)
Balance at end of period, liabilities	1,096	1,355
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	223	219
Transfers in, liabilities	12	20
Transfers out, liabilities	(26)	(13)
Purchases, liabilities	2	106
Sales, liabilities	(107)	(131)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	(6)	12
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	1	(13)
Balance at end of period, liabilities	99	199
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,551	19,832
Transfers in, liabilities	2,413	1,125
Transfers out, liabilities	(2,181)	(2,409)
Purchases, liabilities	134	229
Sales, liabilities	(230)	(337)
Issuances, liabilities	4,938	3,223
Settlements, liabilities	(3,896)	(3,420)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(5)	104
Gain (loss) on all other activity included in trading revenues, liabilities	(741)	715
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	104	187
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	12
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(113)	137
Foreign currency translation impact, liabilities	270	(1,300)
Balance at end of period, liabilities	19,242	18,098
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	455	410
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	26
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	41	(10)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(21)	13
Foreign currency translation impact, liabilities	(9)	(6)
Balance at end of period, liabilities	466	433
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	46	70
Transfers in, liabilities	0	3
Transfers out, liabilities	(15)	(1)
Purchases, liabilities	58	31
Sales, liabilities	(80)	(86)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	0	(3)
Balance at end of period, liabilities	9	14
Bank | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,226	3,737
Transfers in, liabilities	226	217
Transfers out, liabilities	(288)	(733)
Purchases, liabilities	69	81
Sales, liabilities	(35)	(80)
Issuances, liabilities	926	569
Settlements, liabilities	(787)	(994)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	79
Gain (loss) on all other activity included in trading revenues, liabilities	(322)	23
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(2)	5
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	31	(224)
Balance at end of period, liabilities	3,043	2,680
Bank | Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	317	538
Transfers in, liabilities	13	6
Transfers out, liabilities	(5)	(30)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	120	13
Settlements, liabilities	(87)	(228)
Gain (loss) on transfers in/out included in trading revenues, liabilities	5	3
Gain (loss) on all other activity included in trading revenues, liabilities	(135)	(6)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	2	(26)
Balance at end of period, liabilities	230	270
Bank | Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	100	150
Transfers in, liabilities	19	10
Transfers out, liabilities	(1)	(1)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	44	5
Settlements, liabilities	(4)	(4)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(1)	(59)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	2	(6)
Balance at end of period, liabilities	159	95
Bank | Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,301	1,181
Transfers in, liabilities	84	12
Transfers out, liabilities	(170)	(81)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	328	321
Settlements, liabilities	(339)	(411)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	(76)	117
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	8	(75)
Balance at end of period, liabilities	1,129	1,061
Bank | Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	898	851
Transfers in, liabilities	72	143
Transfers out, liabilities	(106)	(225)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	309	103
Settlements, liabilities	(222)	(175)
Gain (loss) on transfers in/out included in trading revenues, liabilities	4	17
Gain (loss) on all other activity included in trading revenues, liabilities	(70)	(41)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	15	(51)
Balance at end of period, liabilities	900	622
Bank | Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	845	516
Transfers in, liabilities	133	89
Transfers out, liabilities	(55)	(22)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,474	331
Settlements, liabilities	(739)	(277)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	(2)
Gain (loss) on all other activity included in trading revenues, liabilities	(55)	9
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(5)	8
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	36	0
Foreign currency translation impact, liabilities	32	(32)
Balance at end of period, liabilities	1,665	620
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,501	13,415
Transfers in, liabilities	1,921	744
Transfers out, liabilities	(1,794)	(1,623)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,669	2,290
Settlements, liabilities	(2,014)	(1,785)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3	45
Gain (loss) on all other activity included in trading revenues, liabilities	(402)	718
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	12
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(128)	124
Foreign currency translation impact, liabilities	209	(944)
Balance at end of period, liabilities	12,963	12,996
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,259	12,434
Transfers in, liabilities	1,721	603
Transfers out, liabilities	(1,728)	(1,533)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,927	1,936
Settlements, liabilities	(1,721)	(1,496)
Gain (loss) on transfers in/out included in trading revenues, liabilities	4	45
Gain (loss) on all other activity included in trading revenues, liabilities	(370)	726
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	12
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(129)	124
Foreign currency translation impact, liabilities	194	(879)
Balance at end of period, liabilities	12,155	11,972
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,467	1,679
Transfers in, liabilities	19	72
Transfers out, liabilities	(29)	(31)
Purchases, liabilities	7	117
Sales, liabilities	(115)	(170)
Issuances, liabilities	0	7
Settlements, liabilities	(354)	(365)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(6)	(18)
Gain (loss) on all other activity included in trading revenues, liabilities	(24)	(25)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	110	173
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	10	(90)
Balance at end of period, liabilities	1,085	1,349
Bank | Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	223	219
Transfers in, liabilities	12	20
Transfers out, liabilities	(26)	(13)
Purchases, liabilities	2	106
Sales, liabilities	(107)	(131)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	(6)	12
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	1	(13)
Balance at end of period, liabilities	99	199
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,540	19,827
Transfers in, liabilities	2,299	1,125
Transfers out, liabilities	(2,181)	(2,410)
Purchases, liabilities	134	229
Sales, liabilities	(230)	(336)
Issuances, liabilities	5,069	3,223
Settlements, liabilities	(3,894)	(3,421)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(5)	104
Gain (loss) on all other activity included in trading revenues, liabilities	(762)	715
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	103	186
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	12
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(113)	137
Foreign currency translation impact, liabilities	273	(1,299)
Balance at end of period, liabilities	SFr 19,231	SFr 18,092